Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Rent Expenses by Business Segment

The Company leases real estate and equipment under cancelable and non-cancelable arrangements. The following table sets forth rent expense by business segment (in thousands):

	Year ended December 31,
	2014	2013	2012
Hospital division:
Buildings:
Ventas	$118,130	$107,431	$101,831
Other landlords	56,210	55,481	60,232
Equipment	30,823	32,055	31,809
	205,163	194,967	193,872
Kindred at Home:
Home health:
Buildings	7,027	3,621	2,080
Equipment	805	502	327
	7,832	4,123	2,407
Hospice:
Buildings	895	892	674
Equipment	55	86	59
	950	978	733
Kindred Rehabilitation Services:
Kindred Hospital Rehabilitation Services:
Buildings	6,488	6,821	6,250
Equipment	553	505	398
	7,041	7,326	6,648
RehabCare:
Buildings	1,314	1,311	1,289
Equipment	2,885	3,415	4,153
	4,199	4,726	5,442
Nursing center division:
Buildings:
Ventas	43,809	40,667	39,363
Other landlords	33,412	38,628	36,325
Equipment	8,348	8,493	7,570
	85,569	87,788	83,258
Support center:
Buildings	2,109	2,120	2,242
Equipment	176	164	187
	2,285	2,284	2,429
	$313,039	$302,192	$294,789

Future Minimum Payments under Noncancelable Operating Leases

Future minimum payments under non-cancelable operating leases are as follows (in thousands):

	Minimum payments
	Ventas	Other	Total
2015	$174,739	$100,089	$274,828
2016	166,607	91,408	258,015
2017	168,290	72,903	241,193
2018	139,356	60,737	200,093
2019	125,030	56,019	181,049
Thereafter	480,810	234,073	714,883

Current Lease Renewals under Master Lease Agreements

Following the exit of the 2014 Expiring Facilities, the Company will lease 36 nursing centers and 38 TC hospitals from Ventas within eight separate renewal bundles. Each bundle may be renewed for at least one five-year renewal term, provided notice of renewal is provided between 12 and 18 months prior to the expiration of the lease term. The following chart sets forth the current lease renewals under the Master Lease Agreements:

				Facility renewals
Renewal group	Master leases	Expiration date	Renewal date	Nursing centers	TC hospitals	Renewal bundles
Group 1	1, 2, 4	April 30, 2018	October 31, 2016 – April 29, 2017	11	6	3
Group 2	1, 2	April 30, 2020	October 31, 2018 – April 29, 2019	14	3	2
Group 3	5	April 30, 2023	October 31, 2021 – April 29, 2022	–	10	1
Group 4	5	April 30, 2025	October 31, 2023 – April 29, 2024	11	19	2